RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 5 - RELATED PARTY TRANSACTIONS

During October, 2009, we sold 2,000,000 shares of common stock at a per share price of $0.042, valued at $83,000 to Florence Signorello, an accredited investor who is the mother of John Signorello, our chief executive officer. The fair market value of our common stock on the date of the transaction was $0.145 per share. As of September 30, 2011 we had not received the proceeds from the investor and as a result we recorded the subscription receivable as a contra equity account on our balance sheet.

We and certain of our affiliates have entered into a series of transactions involving VOIS Inc. (OTCBB: VOIS), a public company which had developed and launched a social commerce website.  On November 3, 2009 we purchased 800,000 shares of the common stock of VOIS Inc., which represented approximately 16% of that company, for $48,000 in a private transaction exempt from registration under the Securities Act of 1933 in reliance on an exemption provided by Section 4(2) of that act resulting in gross proceeds to us of $48,000. At the time of our investment, Mr. Mark Lucky, our Chief Financial Officer, was a member of VOIS' board of directors, having been elected in October 2009.  Mr. Lucky resigned his positions with VOIS in September 2010.
Prior to our investment in VOIS, both Mr. John R. Signorello had a personal relationship with the founders of VOIS.  In an unrelated transaction in November 2009 Mr. Signorello, a member of our board of directors and our CEO, purchased 1,125,000 shares of VOIS' common stock from a former officer and director of VOIS for nominal consideration in a private transaction.  The shares of common stock purchased by Mr. Signorello represented approximately 27% of VOIS' outstanding common stock at the time of the purchase of the shares by us.

While five out of the 6 board members qualify as unrelated and independent, as they are independent from management and free from any interest, function, business or other relationship that could, or could reasonably be perceived to, materially interfere with the Director's ability to act in the our best interest, we do not have any policies or procedures for the review, approval or ratification of any related party transactions and no review or ratification of any of the foregoing related party truncations by our board has occurred.